OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER ASSETS [Abstract]
Other Assets
The principal components of the Company’s other assets are as follows (dollars in thousands):

	December 31, 2020	December 31, 2019
Portfolio B orderbook value	$104,155	$100,935
Equity certificates	3,023	16,048
Value added tax receivables	4,381	7,714
Other assets	4,696	4,680
Total other assets	$116,255	$129,377